Lease agreements	12 Months Ended
Dec. 31, 2022
Lease agreements
Lease agreements

Note 9    Lease agreements

In the course of its activities, the Group regularly enters into leases as a lessee. These leases are divided between the following asset categories:

−  Land and buildings;

−  Networks and devices;

−  IT equipment;

−  Other.

Accounting policies

The mandatory IFRS 16 “Leases,” has been applied within the Group since January 1, 2019.

IFRS 16 defines a lease as a contract that conveys to the lessee the right to control the use of an identified asset. All leases are recognized in the balance sheet as an asset reflecting the right to use the leased assets and a corresponding liability reflecting the related lease obligations (see Notes 9.1 and 9.2). In the income statement, amortization of right-of-use assets (see Note 9.1) is presented separately from interest on lease liabilities. In the statement of cash flows, cash outflows relating to interest expenses impact cash flows provided by operating activities, while principal repayments on lease liabilities impact cash flows related to financing activities.

For the lessor, assets subject to leases must be presented in the balance sheet according to the nature of the asset and the associated lease revenues as income on a straight-line basis over the lease term.

When the Group carries out a transaction categorized as sale and leaseback in accordance with IFRS 16, a right-of-use asset is recognized in proportion to the previous carrying value of the asset corresponding to the right-of-use asset retained to offset a lease liability. Gains (losses) on disposal of fixed assets are recognized in the income statement in proportion to the rights actually transferred to the buyer-lessor. The adjustment of the gains (losses) on disposal recognized in the income statement for the share on which the Group retains its user rights via the lease corresponds to the difference between the right-of-use asset and the lease liability recognized in the balance sheet.

Finally, the Group applies the two exemptions provided for in IFRS 16, i.e. leases with a term of 12 months or less that are not automatically renewable and those where the replacement value of the underlying asset is less than approximately 5,000 euros. Leases covered by either of these two exemptions are presented in off-balance sheet commitments and an expense is recognized in “external purchases” in the income statement.

The Group classifies as a lease a contract that confers to the lessee the right to control the use of an identified asset for a given period, including a service contract if it contains a lease component.

The Group has defined 4 major categories of leases:

−  Land and buildings: these leases mainly concern commercial (point of sale) or service activity (offices and headquarters) leases, as well as leases of technical buildings not owned by the Group. Real-estate leases entered into in France generally have long terms (nine-year commercial leases with early termination options after three and six years, known as “3/6/9 leases”) (see Note 9.2). However, depending on the geographical location of the leases, their legal term may vary and the Group may be required to adopt a specific enforceable period taking into account the local legal and economic environment;

−  Networks and devices: the Group is required to lease a certain number of assets in connection with its mobile activities. This is notably the case for land for antenna installation, mobile sites leased from third-party operators and certain “TowerCos” contracts (companies operating telecom masts). Leases are also entered into as part of fixed-line network activities. These leases mainly concern access to the local loop where the Orange group is a market challenger (full or partial unbundling), as well as the lease of land transmission cables;

−  IT equipment: this asset category primarily comprises leases for servers and hosting space in data centers;

−  Other: this asset category primarily comprises leases for vehicles and technical equipment.

9.1    Right-of-use assets

(in millions of euros)	December 31, 2022				December 31, 2021	December 31, 2020
	Gross value	Accumulated	Accumulated	Net book	Net book value	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	8,134	(3,090)	(377)	4,667	4,930	4,865
Networks and devices(1)	4,241	(1,192)	—	3,049	2,516	1,931
IT equipment	189	(130)	(0)	59	55	30
Other	354	(193)	(0)	161	201	184
Total right-of-use assets	12,918	(4,605)	(377)	7,936	7,702	7,009

(1)	The increase in right-of-use assets includes the effect of the development of a secondary market for co-financed and leased lines.

(in millions of euros)	2022	2021	2020
Net book value of right-of-use assets - in the opening balance	7,702	7,009	6,700
Increase (new right-of-use assets)(1)	1,930	2,172	1,529
Impact of changes in the scope of consolidation	—	34	1
Depreciation and amortization	(1,507)	(1,481)	(1,384)
Impairment (2)	(54)	(91)	(57)
Impact of changes in the assessments	(49)	74	331
Translation adjustment	(35)	46	(104)
Reclassifications and other items	(52)	(62)	(7)
Net book value of right-of-use assets - in the closing balance	7,936	7,702	7,009

(1)	In 2021, included the right-of-use assets related to the new headquarters of the Orange group (Bridge) in France for 294 million euros.
(2)	Impairment losses on right-of-use assets mainly concern real estate leases classified as onerous contracts.

Depreciation and amortization of right-of-use assets

In 2022, the rental expense recognized in external purchases in the income statement amounts to (134) million euros, compared with (147) million euros in 2021 and (151) million euros in 2020 (see Note 5.1). It includes lease payments on contracts of 12 months or less which are not automatically renewable, contracts where the new value of the underlying asset is less than 5,000 euros, and variable lease payments which were not taken into account in the measurement of the lease liability.

Accounting policies

A right-of-use asset is recognized in assets, with a corresponding lease liability (see Note 9.2). This right-of-use asset is equal to the amount of the lease liability, plus any direct costs incurred under certain leases, such as fees, lease negotiation expenses or administration costs, and less rent-free period liabilities and lessor financial contributions.

This right-of-use asset is depreciated in the income statement on a straight-line basis over the lease term chosen by the Group, in accordance with the lease terms defined in IFRS 16.

Work performed by the lessee and modifications to the leased asset, as well as guarantee deposits, are not components of the right-of-use asset and are recognized in accordance with other standards.

9.2    Lease liabilities

(in millions of euros)	2022	2021	2020
Lease liabilities - in the opening balance	8,065	7,371	6,932
Increase with counterpart in right-of-use	1,915	2,158	1,582
Impact of changes in the scope of consolidation	1	34	1
Decrease in lease liabilities following rental payments	(1,514)	(1,624)	(1,400)
Impact of changes in the assessments	(43)	74	326
Translation adjustment	(29)	47	(96)
Reclassifications and other items	16	4	26
Lease liabilities - in the closing balance	8,410	8,065	7,371
o/w non-current lease liabilities	6,901	6,696	5,875
o/w current lease liabilities	1,509	1,369	1,496

The following table details the undiscounted future cash flows of lease liabilities as known at December 31, 2022:

(in millions of euros)	Total	2023	2024	2025	2026	2027	2028 and
							beyond
Undiscounted lease liabilities	9,580	1,646	1,381	1,204	1,028	944	3,377

Accounting policies

The Group recognizes a liability (i.e. a lease liability) at the date the underlying asset is made available. This lease liability is equal to the present value of fixed and in-substance fixed payments not paid at that date, plus any amounts that Orange is reasonably certain to pay at the end of the lease, such as the exercise price of a purchase option (where it is reasonably certain to be exercised), or penalties payable to the lessor for terminating the lease (where termination is reasonably certain).

The Group only takes the lease component of the contract into account when measuring the lease liability. For certain asset classes where leases include both service and lease components, the Group may recognize a single contract, classified as a lease (i.e. without distinguishing between the service and lease components).

Orange systematically determines the lease term as the period during which leases cannot be terminated, plus periods covered by any extension options that the lessee is reasonably certain to exercise and any termination options that the lessee is reasonably certain not to exercise. In the case of “3/6/9” leases in France, the term adopted is assessed on a contract-by-contract basis.

The term is also defined taking into account any laws and practices specific to each jurisdiction or business sector regarding firm lease commitment terms granted by lessors. The Group nonetheless assesses the enforceable term, based on the circumstances of each lease, taking into account certain indicators such as the existence of significant penalties in the event of termination by the lessee. To determine the length of this enforceable period, the Group considers the economic importance of the leased asset and the assumptions made in its strategic plan.

When non-removable leasehold improvements have been made to leased assets, the Group assesses, on a case-by-case basis, whether these improvements provide an economic benefit when determining the enforceable term of the lease.

When a lease includes a purchase option, the Group considers the enforceable term to be equal to the useful life of the underlying asset where the Group is reasonably certain to exercise the purchase option.

For each lease, the discount rate used is determined based on the yield on government bonds in the lessee country, taking into account the term and currency of the lease, plus the Group’s credit spread.

After the lease commencement date, the amount of the lease liability may be reassessed to reflect changes introduced by the following main cases:

−  a change in term resulting from a contract amendment or a change in the assessment of the reasonable certainty that a renewal option will be exercised or a termination option will not be exercised;

−  a change in the amount of lease payments, for example following the application of a new index or rate in the case of variable payments;

−  a change in the assessment of whether a purchase option will be exercised;

−  any other contractual change, for example a change to the scope of the lease or its underlying asset.